Cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Cash flow disclosures
Schedule of changes In working capital

	At December 31,
	2019	2018	2017
Changes in working capital
Other receivables and credits	(103,908)	(41,567)	(78,303)
Inventories	(1,395)	(999)	(909)
Other liabilities	(48,116)	(37,242)	(171,741)
	(153,419)	(79,808)	(250,953)

Schedule of significant non-cash transactions

	For the year ended

	2019	2018	2017

Intangible assets acquisition with an increase in Other liabilities / Borrowings / Lease liabilities	(4,368)	(595)	(1,591)
Dividends not paid	—	—	(2,007)
Right-of-use asset initial recognition with an increase in Lease liabilities	(12,273)	—	—
Income tax paid with tax certificates	—	1,650	—
Property, plant and equipment acquisitions with an increase in Other liabilities / Trade payables	—	—	(9)
Borrowings cost capitalization	(562)	—	(9,301)
Contribution in kind in associates	—	—	(17,950)
Decrease in Intangible with an decrease in Other liabilities	—	—	(84,075)
Assignment of credits	—	—	(4,744)
Payment of Commitments to the grantor with a decrease in Other receivables and credits	—	—	64,284

Schedule of reconciliation of debt

	Bank and financial		Loans with
	borrowings	Notes	related parties	Other	Total
Values at the beginning of the year	446,007	678,936	—	1,715	1,126,658
Adjustment on adoption of IFRS 16	—	—	—	(1,715)	(1,715)
Cash flows	121,830	(94,142)	—	—	27,688
Foreign exchange and inflation adjustments	(34,347)	699	—	—	(33,648)
Other non-cash movements *	41,792	47,569	—	—	89,361
Balances as of December 31, 2019	575,282	633,062	—	—	1,208,344

	Bank and financial		Loans with
	borrowings	Notes	related parties	Other	Total
Values at the beginning of the year	765,330	682,415	34,651	4,049	1,486,445
Cash flows	(308,547)	(48,153)	(34,980)	(1,664)	(393,344)
Foreign exchange adjustments	(55,935)	(3,624)	—	(1,265)	(60,824)
Other non-cash movements *	45,159	48,298	329	595	94,381
Balances as of December 31, 2018	446,007	678,936	—	1,715	1,126,658